Shareholder Report, Holdings (Details) - US Vegan Climate ETF	Jul. 31, 2024
NVIDIA Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	5.30%
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
UnitedHealth Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Visa, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
Mastercard, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%
Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
Oracle Corporation [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
Technology [Member]
Holdings [Line Items]
Percent of Total Investments	46.40%
Financial [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
Communications [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	6.80%
Industrial [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Energy [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
Utilities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%